Condensed Consolidated Statement of Changes in Equity (Unaudited) - NZD ($) $ in Thousands	Share Capital [Member]	Accumulated Losses [Member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jan. 31, 2017	$ 27,948	$ (34,838)	$ (2,154)	$ (9,044)
Loss for the half year		(19,213)		(19,213)
Other comprehensive income for the half year			757	757
Issuance new shares	12,719			12,719
Balance at Jul. 31, 2017	40,667	(54,051)	(1,397)	(14,781)
Balance at Jan. 31, 2017	27,948	(34,838)	(2,154)	(9,044)
Loss for the half year				37,593
Balance at Jan. 31, 2018	68,727	(72,431)	(2,006)	(5,710)
Loss for the half year		(26,094)		(26,094)
Other comprehensive income for the half year			(420)	(420)
Issuance new shares	30,101			30,101
Issuance new shares from business combination	14,196			14,196
Conversion of convertible notes	4,159			4,159
Balance at Jul. 31, 2018	$ 117,183	$ (98,525)	$ (2,426)	$ 16,232